Financial instruments (Tables)	6 Months Ended
Jun. 30, 2014
Assets and liabilities measured at fair value on a recurring basis
Assets and liabilities measured at fair value on a recurring basis

end of 6M14	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Assets (CHF million)
Cash and due from banks	0	724	0	0		724
Interest-bearing deposits with banks	0	309	0	0		309
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	86,517	69	0		86,586
Debt	177	698	0	0		875
of which corporates	0	655	0	0		655
Equity	20,704	32	0	0		20,736
Securities received as collateral	20,881	730	0	0		21,611
Debt	39,520	60,960	4,600	0		105,080
of which foreign governments	38,953	5,224	305	0		44,482
of which corporates	69	24,522	1,774	0		26,365
of which RMBS	0	23,794	548	0		24,342
of which CMBS	0	5,122	334	0		5,456
of which CDO	0	2,232	1,369	0		3,601
Equity	81,567	6,100	674	0		88,341
Derivatives	8,808	485,238	5,125	(468,228)		30,943
of which interest rate products	2,165	390,381	1,713	–		–
of which foreign exchange products	210	43,163	390	–		–
of which equity/index-related products	6,138	23,641	932	–		–
of which credit derivatives	0	24,587	1,097	–		–
Other	2,972	5,218	3,082	0		11,272
Trading assets	132,867	557,516	13,481	(468,228)		235,636
Debt	1,583	339	0	0		1,922
of which foreign governments	1,584	0	0	0		1,584
of which corporates	0	279	0	0		279
of which CDO	0	59	0	0		59
Equity	1	102	3	0		106
Investment securities	1,584	441	3	0		2,028
Private equity	0	0	1,239	0		1,239
of which equity funds	0	0	567	0		567
Hedge funds	0	159	323	0		482
of which debt funds	0	119	312	0		431
Other equity investments	84	110	1,723	0		1,917
of which private	0	82	1,723	0		1,805
Life finance instruments	0	0	1,605	0		1,605
Other investments	84	269	4,890	0		5,243
Loans	0	11,299	8,598	0		19,897
of which commercial and industrial loans	0	5,521	5,699	0		11,220
of which financial institutions	0	4,842	1,572	0		6,414
Other intangible assets (mortgage servicing rights)	0	0	66	0		66
Other assets	4,102	21,980	5,923	(733)		31,272
of which loans held-for-sale	0	13,300	5,242	0		18,542
Total assets at fair value	159,518	679,785	33,030	(468,961)		403,372
Less other investments - equity at fair value attributable to noncontrolling interests	(80)	(132)	(752)	0		(964)
Less assets consolidated under ASU 2009-17 [2]	0	(7,862)	(2,079)	0		(9,941)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	159,438	671,791	30,199	(468,961)		392,467
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)

end of 6M14	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Liabilities (CHF million)
Due to banks	0	1,008	0	0		1,008
Customer deposits	0	3,132	87	0		3,219
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	60,529	0	0		60,529
Debt	177	698	0	0		875
of which corporates	0	655	0	0		655
Equity	20,704	32	0	0		20,736
Obligation to return securities received as collateral	20,881	730	0	0		21,611
Debt	17,778	4,744	0	0		22,522
of which foreign governments	17,616	407	0	0		18,023
of which corporates	9	3,893	0	0		3,902
Equity	17,758	310	19	0		18,087
Derivatives	8,959	494,264	4,896	(473,603)		34,516
of which interest rate products	2,207	383,514	1,185	–		–
of which foreign exchange products	232	56,149	696	–		–
of which equity/index-related products	6,201	26,397	1,265	–		–
of which credit derivatives	0	25,055	1,291	–		–
Trading liabilities	44,495	499,318	4,915	(473,603)		75,125
Short-term borrowings	0	7,031	101	0		7,132
Long-term debt	3	58,422	10,313	0		68,738
of which treasury debt over two years	0	8,134	0	0		8,134
of which structured notes over two years	0	26,120	7,374	0		33,494
of which non-recourse liabilities	3	8,898	2,028	0		10,929
Other liabilities	0	17,303	3,321	(619)		20,005
of which failed sales	0	479	727	0		1,206
Total liabilities at fair value	65,379	647,473	18,737	(474,222)		257,367
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.

Assets and liabilities measured at fair value on a recurring basis (continued)

end of 2013	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Assets (CHF million)
Cash and due from banks	0	527	0	0		527
Interest-bearing deposits with banks	0	311	0	0		311
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	96,383	204	0		96,587
Debt	409	1,592	0	0		2,001
of which corporates	0	1,558	0	0		1,558
Equity	20,689	110	0	0		20,799
Securities received as collateral	21,098	1,702	0	0		22,800
Debt	41,829	63,217	5,069	0		110,115
of which foreign governments	40,199	6,980	230	0		47,409
of which corporates	14	24,267	2,128	0		26,409
of which RMBS	0	23,343	436	0		23,779
of which CMBS	0	5,255	417	0		5,672
of which CDO	0	3,305	1,567	0		4,872
Equity	70,463	5,777	595	0		76,835
Derivatives	6,610	563,882	5,217	(543,922)		31,787
of which interest rate products	1,065	444,187	1,574	–		–
of which foreign exchange products	8	60,732	484	–		–
of which equity/index-related products	5,278	28,941	1,240	–		–
of which credit derivatives	0	25,662	1,138	–		–
Other	3,690	4,480	2,829	0		10,999
Trading assets	122,592	637,356	13,710	(543,922)		229,736
Debt	1,164	362	0	0		1,526
of which foreign governments	1,162	2	0	0		1,164
of which corporates	0	262	0	0		262
of which CDO	0	100	0	0		100
Equity	1	98	2	0		101
Investment securities	1,165	460	2	0		1,627
Private equity	0	0	3,339	0		3,339
of which equity funds	0	0	2,230	0		2,230
Hedge funds	0	289	392	0		681
of which debt funds	0	174	329	0		503
Other equity investments	283	55	1,632	0		1,970
of which private	0	15	1,631	0		1,646
Life finance instruments	0	0	1,600	0		1,600
Other investments	283	344	6,963	0		7,590
Loans	0	11,459	7,998	0		19,457
of which commercial and industrial loans	0	6,302	5,309	0		11,611
of which financial institutions	0	4,484	1,322	0		5,806
Other intangible assets (mortgage servicing rights)	0	0	42	0		42
Other assets	4,861	21,426	6,159	(928)		31,518
of which loans held-for-sale	0	12,770	5,615	0		18,385
Total assets at fair value	149,999	769,968	35,078	(544,850)		410,195
Less other investments - equity at fair value attributable to noncontrolling interests	(246)	(149)	(2,781)	0		(3,176)
Less assets consolidated under ASU 2009-17 [2]	0	(8,996)	(2,458)	0		(11,454)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	149,753	760,823	29,839	(544,850)		395,565
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)

end of 2013	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Liabilities (CHF million)
Due to banks	0	1,460	0	0		1,460
Customer deposits	0	3,186	55	0		3,241
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	75,990	114	0		76,104
Debt	409	1,592	0	0		2,001
of which corporates	0	1,558	0	0		1,558
Equity	20,689	110	0	0		20,799
Obligation to return securities received as collateral	21,098	1,702	0	0		22,800
Debt	19,037	5,312	2	0		24,351
of which foreign governments	18,863	603	0	0		19,466
of which corporates	1	4,132	2	0		4,135
Equity	15,476	309	17	0		15,802
Derivatives	5,879	572,717	5,545	(547,482)		36,659
of which interest rate products	896	439,502	1,129	–		–
of which foreign exchange products	14	71,588	938	–		–
of which equity/index-related products	4,691	30,800	1,896	–		–
of which credit derivatives	0	25,942	1,230	–		–
Trading liabilities	40,392	578,338	5,564	(547,482)		76,812
Short-term borrowings	0	5,888	165	0		6,053
Long-term debt	0	52,073	9,780	0		61,853
of which treasury debt over two years	0	9,081	0	0		9,081
of which structured notes over two years	0	20,680	6,217	0		26,897
of which non-recourse liabilities	0	9,509	2,552	0		12,061
Other liabilities	0	19,386	2,859	(274)		21,971
of which failed sales	0	638	1,143	0		1,781
Total liabilities at fair value	61,490	738,023	18,537	(547,756)		270,294
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.

Transfers between level 1 and level 2
Transfers between level 1 and level 2

	6M14		6M13
in	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2
Assets (CHF million)
Debt	400	11	471	85
Equity	409	78	422	171
Derivatives	4,693	1	4,093	1
Trading assets	5,502	90	4,986	257
Liabilities (CHF million)
Debt	312	0	6	17
Equity	129	81	250	17
Derivatives	4,746	19	3,536	9
Trading liabilities	5,187	100	3,792	43

Assets and liabilities measured at fair value on a recurring basis for level 3
Assets and liabilities measured at fair value on a recurring basis for level 3

								Trading revenues			Other revenues
6M14	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	204	0	(135)	0	0	0	0	0		0	0		0	0	69
Debt	5,069	518	(1,261)	3,644	(3,747)	0	0	(44)		410	0		0	11	4,600
of which corporates	2,128	135	(487)	837	(1,062)	0	0	(59)		272	0		0	10	1,774
of which RMBS	436	309	(252)	430	(439)	0	0	12		55	0		0	(3)	548
of which CMBS	417	44	(181)	172	(102)	0	0	1		(15)	0		0	(2)	334
of which CDO	1,567	17	(130)	1,950	(2,097)	0	0	(1)		68	0		0	(5)	1,369
Equity	595	117	(231)	303	(266)	0	0	42		118	0		0	(4)	674
Derivatives	5,217	368	(266)	0	0	1,542	(2,134)	19		384	0		0	(5)	5,125
of which interest rate products	1,574	31	(12)	0	0	92	(361)	5		381	0		0	3	1,713
of which equity/index-related products	1,240	24	(123)	0	0	192	(257)	14		(157)	0		0	(1)	932
of which credit derivatives	1,138	251	(124)	0	0	314	(504)	(3)		28	0		0	(3)	1,097
Other	2,829	279	(449)	1,372	(1,085)	0	(122)	6		259	0		0	(7)	3,082
Trading assets	13,710	1,282	(2,207)	5,319	(5,098)	1,542	(2,256)	23		1,171	0		0	(5)	13,481
Investment securities	2	0	0	0	0	0	0	0		0	0		0	1	3
Equity	5,363	0	(14)	447	(3,000)	0	0	0		33	0		443	13	3,285
Life finance instruments	1,600	0	0	100	(154)	0	0	0		65	0		0	(6)	1,605
Other investments	6,963	0	(14)	547	(3,154)	0	0	0		98	0		443	7	4,890
Loans	7,998	109	(366)	172	(912)	2,516	(896)	1		4	0		2	(30)	8,598
of which commercial and industrial loans	5,309	107	(276)	161	(628)	1,799	(758)	1		5	0		0	(21)	5,699
of which financial institutions	1,322	2	(17)	11	(81)	429	(98)	0		3	0		4	(3)	1,572
Other intangible assets (mortgage servicing rights)	42	0	0	26	0	0	0	0		0	0		(2)	0	66
Other assets	6,159	1,428	(1,561)	2,407	(2,181)	347	(827)	19		127	0		(1)	6	5,923
of which loans held-for-sale [2]	5,615	1,427	(1,544)	2,159	(2,118)	346	(828)	25		152	0		(1)	9	5,242
Total assets at fair value	35,078	2,819	(4,283)	8,471	(11,345)	4,405	(3,979)	43		1,400	0		442	(21)	33,030
Liabilities (CHF million)
Customer deposits	55	0	0	0	0	25	0	0		2	0		0	5	87
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	114	0	(114)	0	0	0	0	0		0	0		0	0	0
Trading liabilities	5,564	519	(754)	22	(18)	838	(1,766)	214		307	0		0	(11)	4,915
of which interest rate derivatives	1,129	36	(6)	0	0	42	(234)	4		216	0		0	(2)	1,185
of which foreign exchange derivatives	938	0	(2)	0	0	3	(144)	(4)		(94)	0		0	(1)	696
of which equity/index-related derivatives	1,896	190	(589)	0	0	402	(691)	209		(147)	0		0	(5)	1,265
of which credit derivatives	1,230	266	(152)	0	0	206	(542)	7		279	0		0	(3)	1,291
Short-term borrowings	165	13	(35)	0	0	249	(294)	(1)		2	0		0	2	101
Long-term debt	9,780	605	(1,840)	0	0	3,386	(1,885)	11		300	0		0	(44)	10,313
of which structured notes over two years	6,217	220	(971)	0	0	2,493	(778)	8		217	0		0	(32)	7,374
of which non-recourse liabilities	2,552	378	(583)	0	0	330	(673)	16		14	0		0	(6)	2,028
Other liabilities	2,859	79	(93)	262	(630)	632	(170)	14		94	4		267	3	3,321
of which failed sales	1,143	65	(42)	78	(560)	0	0	0		47	0		(2)	(2)	727
Total liabilities at fair value	18,537	1,216	(2,836)	284	(648)	5,130	(4,115)	238		705	4		267	(45)	18,737
Net assets/(liabilities) at fair value	16,541	1,603	(1,447)	8,187	(10,697)	(725)	136	(195)		695	(4)		175	24	14,293
1 For all transfers to level 3 or out of level 3, the Bank determines and discloses as level 3 events only gains or losses through the last day of the reporting period.
2
Includes unrealized gains recorded in trading revenues of CHF 20 million primarily related to subprime exposures in securitized business and market movements across the wider loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)

								Trading revenues			Other revenues
6M13	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Debt	5,830	465	(979)	3,291	(4,545)	0	0	130		150	0		0	169	4,511
of which corporates	3,192	146	(483)	1,009	(2,020)	0	0	113		9	0		0	91	2,057
of which RMBS	724	257	(292)	758	(638)	0	0	6		64	0		0	27	906
of which CMBS	1,023	26	(100)	129	(821)	0	0	(3)		33	0		0	19	306
of which CDO	447	14	(39)	1,384	(1,008)	0	0	2		45	0		0	20	865
Equity	485	190	(173)	139	(236)	0	0	6		(2)	0		0	14	423
Derivatives	6,650	916	(897)	0	0	721	(1,004)	96		(97)	0		0	194	6,579
of which interest rate products	1,859	42	(198)	0	0	164	(198)	2		(161)	0		0	50	1,560
of which equity/index-related products	1,920	149	(258)	0	0	116	(225)	62		250	0		0	62	2,076
of which credit derivatives	1,294	721	(262)	0	0	111	(302)	33		(9)	0		0	41	1,627
Other	2,486	165	(224)	2,727	(2,133)	0	(65)	1		(46)	0		0	89	3,000
Trading assets	15,451	1,736	(2,273)	6,157	(6,914)	721	(1,069)	233		5	0		0	466	14,513
Investment securities	170	0	0	166	(17)	0	0	0		0	0		0	0	319
Equity	6,264	0	(40)	479	(1,058)	0	0	0		(2)	0		279	194	6,116
Life finance instruments	1,818	0	0	100	(186)	0	0	0		(80)	0		0	61	1,713
Other investments	8,082	0	(40)	579	(1,244)	0	0	0		(82)	0		279	255	7,829
Loans	6,619	93	(1,644)	368	(834)	3,593	(1,193)	(1)		(81)	0		0	229	7,149
of which commercial and industrial loans	4,778	81	(322)	368	(595)	1,346	(780)	0		(126)	0		0	149	4,899
of which financial institutions	1,530	11	(2)	1	(119)	240	(363)	0		(49)	0		0	49	1,298
Other intangible assets (mortgage servicing rights)	43	0	0	0	0	0	0	0		0	0		(6)	2	39
Other assets	5,164	1,551	(1,556)	2,673	(1,707)	700	(501)	16		133	0		0	158	6,631
of which loans held-for-sale	4,463	1,540	(1,554)	2,494	(1,538)	700	(501)	15		92	0		0	131	5,842
Total assets at fair value	35,529	3,380	(5,513)	9,943	(10,716)	5,014	(2,763)	248		(25)	0		273	1,110	36,480
Liabilities (CHF million)
Customer deposits	25	0	0	0	0	53	0	0		(13)	0		0	(3)	62
Trading liabilities	5,356	1,024	(814)	53	(155)	489	(1,125)	124		252	0		0	165	5,369
of which interest rate derivatives	1,357	59	(132)	0	0	82	(43)	3		(269)	0		0	38	1,095
of which foreign exchange derivatives	1,648	15	(14)	0	0	13	(472)	(1)		73	0		0	50	1,312
of which equity/index-related derivatives	1,003	111	(302)	0	0	275	(308)	90		341	0		0	34	1,244
of which credit derivatives	819	808	(267)	0	0	71	(226)	40		89	0		0	27	1,361
Short-term borrowings	124	46	(34)	0	0	203	(86)	(4)		(61)	0		0	5	193
Long-term debt	10,098	1,728	(1,209)	0	0	2,818	(2,787)	16		(51)	0		0	347	10,960
of which structured notes over two years	6,189	321	(893)	0	0	1,966	(1,160)	12		(352)	0		0	223	6,306
of which non-recourse liabilities	2,551	1,369	(196)	0	0	438	(1,274)	10		114	0		0	76	3,088
Other liabilities	2,847	31	(131)	62	(280)	1	(58)	(16)		(18)	26		135	77	2,676
of which failed sales	1,160	12	(77)	45	(230)	0	0	(4)		(8)	0		0	38	936
Total liabilities at fair value	18,450	2,829	(2,188)	115	(435)	3,564	(4,056)	120		109	26		135	591	19,260
Net assets/(liabilities) at fair value	17,079	551	(3,325)	9,828	(10,281)	1,450	1,293	128		(134)	(26)		138	519	17,220
1 For all transfers to level 3 or out of level 3, the Bank determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)

	6M14				6M13
in	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues
Gains and losses on assets and liabilities (CHF million)
Net realized/unrealized gains/(losses) included in net revenues	500	171	671	[1]	(6)	112	106	[1]
Whereof:
Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(528)	84	(444)		(1,079)	74	(1,005)
1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Quantitative information about level 3 assets and liabilities at fair value
Quantitative information about level 3 assets at fair value

end of 6M14	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	69	Discounted cash flow	Funding spread, in bp		350	350	350
Debt	4,600
of which corporates	1,774
of which	122	Option model	Correlation, in %		(83)	100	12
			Buyback probability, in %	[2]	50	100	59
of which	427	Market comparable	Price, in %		0	135	89
of which	1,125	Discounted cash flow	Credit spread, in bp		9	1,445	383
of which RMBS	548	Discounted cash flow	Discount rate, in %		1	32	9
			Prepayment rate, in %		0	35	8
			Default rate, in %		0	27	3
			Loss severity, in %		0	100	42
of which CMBS	334	Discounted cash flow	Capitalization rate, in %		7	12	8
			Discount rate, in %		1	26	8
			Prepayment rate, in %		0	28	14
			Default rate, in %		0	14	0
			Loss severity, in %		0	50	2
of which CDO	1,369
of which	110	Vendor price	Price, in %		50	100	95
of which	338	Discounted cash flow	Discount rate, in %		2	18	8
			Prepayment rate, in %		0	30	10
			Default rate, in %		0	7	2
			Loss severity, in %		0	100	31
of which	785	Market comparable	Price, in %		89	197	186
Equity	674
of which	421	Market comparable	EBITDA multiple		3	12	9
			Price, in %		1	179	48
of which	25	Discounted cash flow	Capitalization rate, in %		7	7	7
			Discount rate, in %		15	15	15
Derivatives	5,125
of which interest rate products	1,713	Option model	Correlation, in %		15	100	80
			Prepayment rate, in %		5	36	28
			Volatility skew, in %		(8)	2	(1)
			Credit spread, in bp		60	531	137
of which equity/index-related products	932	Option model	Correlation, in %		(83)	100	12
			Volatility, in %		0	170	20
of which credit derivatives	1,097	Discounted cash flow	Credit spread, in bp		1	1,928	117
			Recovery rate, in %		0	77	26
			Discount rate, in %		1	34	15
			Default rate, in %		1	22	7
			Loss severity, in %		10	90	57
			Correlation, in %		32	97	70
			Prepayment rate, in %		0	31	5
Other	3,082
of which	2,398	Market comparable	Price, in %		0	108	45
of which	646	Discounted cash flow	Market implied life expectancy, in years		3	20	9
Trading assets	13,481
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of corporate bonds being called by the issuer at its option over the remaining life of the financial instrument.

Quantitative information about level 3 assets at fair value (continued)

end of 6M14	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value		Weighted average	[1]
CHF million, except where indicated
Investment securities	3	–		–		–		–		–
Private equity	1,239	–	[2]	–	[2]	–	[2]	–	[2]	–	[2]
Hedge funds	323	–	[2]	–	[2]	–	[2]	–	[2]	–	[2]
Other equity investments	1,723
of which private	1,723
of which	350	Discounted cash flow		Contingent probability, in %		69		69		69
of which	944	–	[2]	–	[2]	–	[2]	–	[2]	–	[2]
Life finance instruments	1,605	Discounted cash flow		Market implied life expectancy, in years		1		21		8
Other investments	4,890
Loans	8,598
of which commercial and industrial loans	5,699
of which	4,798	Discounted cash flow		Credit spread, in bp		11		2,692		366
of which	637	Market comparable		Price, in %		0		118		92
of which financial institutions	1,572	Discounted cash flow		Credit spread, in bp		93		813		318
Other intangible assets (mortgage servicing rights)	66	–		–		–		–		–
Other assets	5,923
of which loans held-for-sale	5,242
of which	1,707	Vendor price		Price, in %		0		104		99
of which	820	Discounted cash flow		Credit spread, in bp		75		623		270
				Recovery rate, in %		1		1		1
of which	2,424	Market comparable		Price, in %		0		103		68
Total level 3 assets at fair value	33,030
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Disclosure not required as balances are carried at unadjusted net asset value. Refer to "Fair value, unfunded commitments and term of redemption conditions" for further information.

Quantitative information about level 3 assets at fair value (continued)

end of 2013	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	204	Discounted cash flow	Funding spread, in bp		90	350	178
Debt	5,069
of which corporates	2,128
of which	129	Option model	Correlation, in %		(83)	96	14
			Buyback probability, in %	[2]	50	100	62
of which	592	Market comparable	Price, in %		0	112	91
of which	807	Discounted cash flow	Credit spread, in bp		22	957	348
of which RMBS	436	Discounted cash flow	Discount rate, in %		2	33	9
			Prepayment rate, in %		0	27	7
			Default rate, in %		0	25	5
			Loss severity, in %		0	100	48
of which CMBS	417	Discounted cash flow	Capitalization rate, in %		5	12	9
			Discount rate, in %		1	30	9
			Prepayment rate, in %		0	20	10
			Default rate, in %		0	18	1
			Loss severity, in %		0	40	3
of which CDO	1,567
of which	118	Vendor price	Price, in %		0	100	94
of which	278	Discounted cash flow	Discount rate, in %		2	24	6
			Prepayment rate, in %		0	30	7
			Default rate, in %		1	15	3
			Loss severity, in %		25	100	68
of which	423	Market comparable	Price, in %		85	101	98
Equity	595
of which	270	Market comparable	EBITDA multiple		3	12	7
of which	35	Discounted cash flow	Capitalization rate, in %		7	7	7
			Discount rate, in %		15	15	15
Derivatives	5,217
of which interest rate products	1,574	Option model	Correlation, in %		15	100	82
			Prepayment rate, in %		5	31	24
			Volatility, in %		2	31	6
			Volatility skew, in %		(9)	2	(1)
			Credit spread, in bp		95	2,054	218
of which equity/index-related products	1,240	Option model	Correlation, in %		(83)	96	14
			Volatility, in %		2	252	26
of which credit derivatives	1,138	Discounted cash flow	Credit spread, in bp		1	2,054	298
			Recovery rate, in %		0	77	25
			Discount rate, in %		4	29	14
			Default rate, in %		1	16	6
			Loss severity, in %		10	100	59
			Correlation, in %		34	97	83
			Prepayment rate, in %		0	17	5
Other	2,829
of which	2,139	Market comparable	Price, in %		0	146	34
of which	589	Discounted cash flow	Market implied life expectancy, in years		3	19	9
Trading assets	13,710
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of corporate bonds being called by the issuer at its option over the remaining life of the financial instrument.

Quantitative information about level 3 assets at fair value (continued)

end of 2013	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value		Weighted average	[1]
CHF million, except where indicated
Investment securities	2	–		–		–		–		–
Private equity	3,339	–	[2]	–	[2]	–	[2]	–	[2]	–	[2]
Hedge funds	392	–	[2]	–	[2]	–	[2]	–	[2]	–	[2]
Other equity investments	1,632
of which private	1,631
of which	384	Discounted cash flow		Credit spread, in bp		897		3,175		1,207
				Contingent probability, in %		59		59		59
of which	813	Market comparable		EBITDA multiple		1		10		8
Life finance instruments	1,600	Discounted cash flow		Market implied life expectancy, in years		1		21		9
Other investments	6,963
Loans	7,998
of which commercial and industrial loans	5,309
of which	4,526	Discounted cash flow		Credit spread, in bp		50		2,488		504
of which	326	Market comparable		Price, in %		0		100		69
of which financial institutions	1,322	Discounted cash flow		Credit spread, in bp		98		884		302
Other intangible assets (mortgage servicing rights)	42	–		–		–		–
Other assets	6,159
of which loans held-for-sale	5,615
of which	1,954	Vendor price		Price, in %		0		160		99
of which	1,042	Discounted cash flow		Credit spread, in bp		75		2,389		467
				Recovery rate, in %		1		1		0
of which	2,420	Market comparable		Price, in %		0		105		59
Total level 3 assets at fair value	35,078
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Disclosure not required as balances are carried at unadjusted net asset value. Refer to "Fair value, unfunded commitments and term of redemption conditions" for further information.

Quantitative information about level 3 liabilities at fair value

end of 6M14	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	87	–	–		–	–	–
Trading liabilities	4,915
of which interest rate derivatives	1,185	Option model	Basis spread, in bp		(10)	98	56
			Correlation, in %		17	100	70
			Mean reversion, in %	[2]	5	10	5
			Prepayment rate, in %		8	36	27
			Gap risk, in %	[3]	20	20	20
of which foreign exchange derivatives	696	Option model	Correlation, in %		(10)	70	50
			Prepayment rate, in %		23	36	29
of which equity/index-related derivatives	1,265	Option model	Correlation, in %		(83)	100	12
			Skew, in %		49	159	106
			Volatility, in %		3	170	28
			Buyback probability, in %	[4]	50	100	59
of which credit derivatives	1,291	Discounted cash flow	Credit spread, in bp		1	1,831	133
			Discount rate, in %		1	35	15
			Default rate, in %		1	21	7
			Recovery rate, in %		0	77	38
			Loss severity, in %		10	90	61
			Correlation, in %		32	98	53
			Funding spread, in bp		51	51	51
			Prepayment rate, in %		0	11	4
Short-term borrowings	101	–	–		–	–	–
Long-term debt	10,313
of which structured notes over two years	7,374
of which	5,910	Option model	Correlation, in %		(83)	100	13
			Volatility, in %		3	170	25
			Buyback probability, in %	[4]	50	100	59
			Gap risk, in %	[3]	0	4	0
of which	452	Discounted cash flow	Credit spread, in bp		305	673	372
of which non-recourse liabilities	2,028
of which	1,831	Vendor price	Price, in %		0	104	99
of which	143	Market comparable	Price, in %		0	87	8
Other liabilities	3,321
of which failed sales	727
of which	661	Market comparable	Price, in %		0	100	68
of which	50	Discounted cash flow	Credit spread, in bp		535	2,692	2,037
			Recovery rate, in %		26	26	26
Total level 3 liabilities at fair value	18,737
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Risk of unexpected large declines in the underlying values between collateral settlement dates.
4 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.

Quantitative information about level 3 liabilities at fair value (continued)

end of 2013	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	55	–	–		–	–	–
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	114	Discounted cash flow	Funding spread, in bp		90	90	90
Trading liabilities	5,564
of which interest rate derivatives	1,129	Option model	Basis spread, in bp		(5)	148	74
			Correlation, in %		17	99	62
			Mean reversion, in %	[2]	5	10	6
			Prepayment rate, in %		5	31	23
of which foreign exchange derivatives	938	Option model	Correlation, in %		(10)	70	48
			Prepayment rate, in %		19	31	25
of which equity/index-related derivatives	1,896	Option model	Correlation, in %		(83)	96	14
			Skew, in %		79	152	118
			Volatility, in %		2	252	26
			Buyback probability, in %	[3]	50	100	62
of which credit derivatives	1,230	Discounted cash flow	Credit spread, in bp		1	2,052	252
			Discount rate, in %		4	29	14
			Default rate, in %		1	15	6
			Recovery rate, in %		14	77	43
			Loss severity, in %		6	100	62
			Correlation, in %		34	98	55
			Prepayment rate, in %		0	17	2
Short-term borrowings	165	–	–		–	–	–
Long-term debt	9,780
of which structured notes over two years	6,217	Option model	Correlation, in %		(83)	99	16
			Volatility, in %		5	252	28
			Buyback probability, in %	[3]	50	100	62
			Gap risk, in %	[4]	0	5	0
of which non-recourse liabilities	2,552
of which	2,105	Vendor price	Price, in %		0	217	104
of which	301	Market comparable	Price, in %		0	93	13
Other liabilities	2,859
of which failed sales	1,143
of which	829	Market comparable	Price, in %		0	100	63
of which	195	Discounted cash flow	Credit spread, in bp		813	1,362	1,185
			Recovery rate, in %		23	23	23
Total level 3 liabilities at fair value	18,537
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
4 Risk of unexpected large declines in the underlying values between collateral settlement dates.

Fair value, unfunded commitments and term of redemption conditions
Fair value, unfunded commitments and term of redemption conditions

	6M14							2013
end of	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments		Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value and unfunded commitments (CHF million)
Debt funds	6		105		111	0		1		18		19	0
Equity funds	31		2,087	[1]	2,118	0		28		3,096	[2]	3,124	0
Equity funds sold short	0		(13)		(13)	0		0		(17)		(17)	0
Total funds held in trading assets and liabilities	37		2,179		2,216	0		29		3,097		3,126	0
Debt funds	312		119		431	1		320		183		503	6
Equity funds	0		0		0	0		0		25		25	0
Others	0		51		51	0		0		153		153	31
Hedge funds	312		170	[3]	482	1		320		361	[4]	681	37
Debt funds	19		0		19	14		53		0		53	2
Equity funds	567		0		567	117		2,230		0		2,230	464
Real estate funds	264		0		264	87		350		0		350	110
Others	389		0		389	123		706		0		706	250
Private equities	1,239		0		1,239	341		3,339		0		3,339	826
Equity method investments	373		38		411	0		349		0		349	0
Total funds held in other investments	1,924		208		2,132	342		4,008		361		4,369	863
Total fair value	1,961	[5]	2,387	[6]	4,348	342	[7]	4,037	[5]	3,458	[6]	7,495	863	[7]
1
35 % of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days , 29 % is redeemable on a monthly basis with a notice period primarily of less than 30 days , 26 % is redeemable on an annual basis with a notice period primarily of more than 60 days , and 11 % is redeemable on a quarterly basis with a notice period primarily of more than 45 days .

2
55 % of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days , 19 % is redeemable on an annual basis with a notice period primarily of more than 60 days , 17 % is redeemable on a monthly basis with a notice period primarily of less than 30 days , and 9 % is redeemable on a quarterly basis with a notice period primarily of more than 45 days .

3
84 % of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days , and 14 % is redeemable on an annual basis with a notice period of more than 60 days .

4
45 % of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days , 33 % is redeemable on demand with a notice period primarily of less than 30 days , and 21 % is redeemable on an annual basis with a notice period of more than 60 days .

5 Includes CHF 641 million and CHF 1,819 million attributable to noncontrolling interests in 6M14 and 2013, respectively.
6 Includes CHF 116 million and CHF 107 million attributable to noncontrolling interests in 6M14 and 2013, respectively.
7 Includes CHF 175 million and CHF 405 million attributable to noncontrolling interests in 6M14 and 2013, respectively.

Nonrecurring fair value changes
Nonrecurring fair value changes

end of	6M14	2013
Assets held-for-sale recorded at fair value on a nonrecurring basis (CHF billion)
Assets held-for-sale recorded at fair value on a nonrecurring basis	0.2	0.3
of which level 3	0.2	0.3

Difference between the aggregate fair value and the aggregate unpaid principal balances on loans and financial instruments
Difference between the aggregate fair value and the aggregate unpaid principal balances on loans and financial instruments

	6M14			2013
end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Loans (CHF million)
Non-interest-earning loans	1,039	3,211	(2,172)	956	3,262	(2,306)
Financial instruments (CHF million)
Interest-bearing deposits with banks	309	306	3	311	307	4
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	86,586	86,304	282	96,587	96,217	370
Loans	19,897	20,010	(113)	19,457	19,653	(196)
Other assets [1]	21,539	27,671	(6,132)	20,749	25,756	(5,007)
Due to banks and customer deposits	(713)	(689)	(24)	(690)	(680)	(10)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(60,529)	(60,458)	(71)	(76,104)	(76,012)	(92)
Short-term borrowings	(7,132)	(7,075)	(57)	(6,053)	(5,896)	(157)
Long-term debt	(68,738)	(67,939)	(799)	(61,853)	(61,529)	(324)
Other liabilities	(1,205)	(2,631)	1,426	(1,780)	(3,285)	1,505
1 Primarily loans held-for-sale.

Gains and losses on financial instruments
Gains and losses on financial instruments

	6M14		6M13
in	Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Interest-bearing deposits with banks	0	[1]	4	[1]
of which related to credit risk	(1)		(2)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	472	[1]	532	[1]
Other investments	207	[3]	(34)	[2]
of which related to credit risk	3		0
Loans	531	[1]	224	[1]
of which related to credit risk	70		(107)
Other assets	952	[1]	1,128	[1]
of which related to credit risk	351		300
Due to banks and customer deposits	(26)	[2]	13	[2]
of which related to credit risk	(8)		(1)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(38)	[1]	40	[2]
Short-term borrowings	(46)	[2]	6	[2]
Long-term debt	(2,114)	[2]	783	[2]
of which related to credit risk [4]	(2)		21
Other liabilities	43	[3]	254	[2]
of which related to credit risk	(39)		51
1 Primarily recognized in net interest income.
2 Primarily recognized in trading revenues.
3 Primarily recognized in other revenues.
4
Changes in fair value related to credit risk are due to the change in the Bank's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes.

Carrying value and estimated fair values of financial instruments
Carrying value and fair value of financial instruments not carried at fair value

	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
6M14 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	79,155	0	78,608	548	79,156
Loans	215,609	0	217,651	2,508	220,159
Other financial assets [1]	147,481	67,454	78,838	1,522	147,814
Financial liabilities
Due to banks and deposits	357,620	203,360	154,161	10	357,531
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	27,538	0	27,538	0	27,538
Short-term borrowings	22,294	0	22,298	0	22,298
Long-term debt	69,569	0	67,410	4,018	71,428
Other financial liabilities [2]	92,132	0	91,593	617	92,210
2013 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	63,426	0	62,882	544	63,426
Loans	209,070	0	209,820	3,940	213,760
Other financial assets [1]	143,827	71,518	71,135	1,473	144,126
Financial liabilities
Due to banks and deposits	340,278	204,134	136,064	9	340,207
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	17,928	0	17,928	0	17,928
Short-term borrowings	14,140	0	14,148	0	14,148
Long-term debt	64,788	0	62,027	3,774	65,801
Other financial liabilities [2]	96,649	1,128	94,452	1,085	96,665
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.